Intangible Assets (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets (Textual) [Abstract]
Accumulated amortization	$ 615.3	$ 407.8
Amortization expense for intangible assets	$ 218.1	184.5	$ 142.8
Maximum [Member]
Intangible Assets (Textual) [Abstract]
Finite-Lived Intangible Asset, Useful Life	40 years
Minimum [Member]
Intangible Assets (Textual) [Abstract]
Finite-Lived Intangible Asset, Useful Life	3 years
Database and credit files [Member]
Intangible Assets (Textual) [Abstract]
Accumulated amortization	$ 185.8	135.8
Database and credit files [Member] | Maximum [Member]
Intangible Assets (Textual) [Abstract]
Finite-Lived Intangible Asset, Useful Life	15 years
Database and credit files [Member] | Minimum [Member]
Intangible Assets (Textual) [Abstract]
Finite-Lived Intangible Asset, Useful Life	12 years
Internal Use Software [Member]
Intangible Assets (Textual) [Abstract]
Accumulated amortization	$ 308.3	187.3
Internal Use Software [Member] | Maximum [Member]
Intangible Assets (Textual) [Abstract]
Finite-Lived Intangible Asset, Useful Life	7 years
Internal Use Software [Member] | Minimum [Member]
Intangible Assets (Textual) [Abstract]
Finite-Lived Intangible Asset, Useful Life	3 years
Customer relationships [Member]
Intangible Assets (Textual) [Abstract]
Accumulated amortization	$ 66.4	46.0
Customer relationships [Member] | Maximum [Member]
Intangible Assets (Textual) [Abstract]
Finite-Lived Intangible Asset, Useful Life	20 years
Customer relationships [Member] | Minimum [Member]
Intangible Assets (Textual) [Abstract]
Finite-Lived Intangible Asset, Useful Life	10 years
Trademarks, copyrights and patents [Member]
Intangible Assets (Textual) [Abstract]
Accumulated amortization	$ 53.9	37.9
Finite-Lived Intangible Asset, Useful Life	40 years
Noncompete agreements [Member]
Intangible Assets (Textual) [Abstract]
Accumulated amortization	$ 0.9	$ 0.8